CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Brands
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Growth rate used to extrapolate cash flow projections (in percent)		2.50%
Capitalised software enhancements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Remaining amortisation period of intangible assets material to entity		4 years 10 months 24 days	4 years 8 months 12 days
Brands
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Effect of 1% decrease in discount rate utilized (in percent)		£ 50
UK corporation tax | Change in UK tax rate
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in deferred tax asset		420
1 Year decrease in estimated useful life | Capitalised software enhancements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Charge for the year	£ 175
The Group
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Net defined benefit asset		1,714	£ 681
Net defined benefit liability		£ 245	£ 257
Weighted average duration of defined benefit obligation		19 years	18 years
Deferred tax assets		£ 3,468	£ 3,366
Other provisions		1,722	3,138
Financial assets, at fair value		37,275	35,395
Financial liabilities, at fair value		15,059	17,533
Intangible assets		£ 4,112	3,781
Decrease in post-tax income projection (in percent)		1.00%
The Group | Accumulated amortisation
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Intangible assets		£ 6,149	5,551	£ 4,991
Charge for the year		653	562
The Group | Capitalised software enhancements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Intangible assets		3,281	2,880
The Group | Capitalised software enhancements | Accumulated amortisation
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Intangible assets		2,574	2,046	1,556
Charge for the year		583	492
The Group | Brands
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Intangible assets		£ 380	380
Discount rate used in current estimate of value in use (in percent)		9.31%
Growth rate used to extrapolate cash flow projections (in percent)		2.50%
The Group | Brands | Accumulated amortisation
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Intangible assets		£ 204	204	204
Charge for the year		0	0
The Group | Historical regulatory breaches
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Other provisions		520	2,269
The Group | Brands
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Effect of 1% decrease in discount rate utilized (in percent)		50
The Group | UK corporation tax
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in deferred tax asset		16
The Group | Prior to offsetting of balances within same taxing jurisdiction
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Deferred tax assets		5,327	4,731	4,774
The Group | Prior to offsetting of balances within same taxing jurisdiction | Tax losses
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Deferred tax assets		4,054	3,600	3,783
The Group | Actuarial assumption of discount rates | Decrease of 0.1 per cent
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption		890	784
The Group | Actuarial assumption of expected life expectancy of members | Increase of one year
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Decrease in defined benefit obligation due to reasonably possible increase in actuarial assumption		2,146	1,636
The Group | Defined benefit pension schemes
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Net defined benefit liability (asset)		1,578	550
Net defined benefit asset		1,714	681
Net defined benefit liability		136	131
The Bank
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Net defined benefit asset		765	386
Net defined benefit liability		£ 106	£ 124
Weighted average duration of defined benefit obligation		17 years	16 years
Deferred tax assets		£ 2,109	£ 2,029
Other provisions		968	1,436
Financial assets, at fair value		38,966	36,501
Financial liabilities, at fair value		18,979	21,908
The Bank | Capitalised software enhancements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Intangible assets		2,960	2,618
The Bank | Capitalised software enhancements | Accumulated amortisation
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Intangible assets		2,171	1,662	1,244
Charge for the year		515	420
The Bank | Historical regulatory breaches
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Other provisions		140	783
The Bank | UK corporation tax
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in deferred tax asset		3
The Bank | Prior to offsetting of balances within same taxing jurisdiction
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Deferred tax assets		3,042	2,734	2,763
The Bank | Prior to offsetting of balances within same taxing jurisdiction | Tax losses
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Deferred tax assets		2,507	2,198	£ 2,284
The Bank | Actuarial assumption of discount rates | Decrease of 0.1 per cent
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption		548	484
The Bank | Actuarial assumption of expected life expectancy of members | Increase of one year
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Decrease in defined benefit obligation due to reasonably possible increase in actuarial assumption		1,370	1,038
The Bank | Defined benefit pension schemes
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Net defined benefit liability (asset)		727	347
Net defined benefit asset		765	386
Net defined benefit liability		£ 38	£ 39